Janus Henderson Global Real Estate Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.3%
Equity Real Estate Investment Trusts (REITs) – 4.6%
British Land Co PLC	430,000	$2,325,345
Merlin Properties Socimi SA	245,000	3,566,909
Stockland	1,114,055	4,244,706
United Urban Investment Corp	3,522	4,116,230
		14,253,190
Health Care Real Estate Investment Trusts (REITs) – 14.3%
Aedifica SA	36,000	2,847,876
Healthcare Realty Trust Inc	350,686	5,944,128
Sabra Health Care Inc	345,685	6,547,274
Ventas Inc	153,703	11,893,538
Welltower Inc	93,668	17,385,718
		44,618,534
Hotels, Restaurants & Leisure – 2.0%
Marriott International Inc/MD - Class A	20,104	6,237,065
Household Durables – 1.2%
DR Horton Inc	25,128	3,619,186
Industrial Real Estate Investment Trusts (REITs) – 11.6%
Goodman Group	373,101	7,668,978
Prologis Inc	180,450	23,036,247
Segro PLC	227,696	2,202,250
Tritax Big Box PLC	1,680,000	3,436,623
		36,344,098
Office Real Estate Investment Trusts (REITs) – 3.6%
Helical PLC	420,664	1,073,224
Highwoods Properties Inc	234,609	6,057,605
Japan Real Estate Investment Corp	4,866	4,064,579
		11,195,408
Real Estate Management & Development – 19.0%
Capitaland Investment Ltd/Singapore	1,487,700	3,137,306
CBRE Group Inc*	38,991	6,269,363
Centurion Accommodation*	1,702,352	1,468,565
China Resources Land Ltd	1,937,000	6,746,899
CTP NVž	112,000	2,345,870
Fastighets AB Balder - Class B*	592,000	4,376,082
Hongkong Land Holdings Ltd	920,200	6,386,609
Mitsubishi Estate Co Ltd	199,551	4,860,733
Mitsui Fudosan Co Ltd	467,600	5,320,751
Sumitomo Realty & Development Co Ltd	224,000	5,614,342
Sun Hung Kai Properties Ltd	371,500	4,506,976
TAG Immobilien AG	120,683	1,871,544
VGP NV	21,919	2,530,542
Vonovia SE	134,681	3,882,821
		59,318,403
Residential Real Estate Investment Trusts (REITs) – 10.5%
American Homes 4 Rent LP	263,401	8,455,172
AvalonBay Communities Inc	50,510	9,157,968
Comforia Residential Inc	1,128	2,400,059
Equity LifeStyle Properties Inc	78,761	4,773,704
Mid-America Apartment Communities Inc	48,873	6,788,948
UNITE Group PLC	162,979	1,225,076
		32,800,927
Retail Real Estate Investment Trusts (REITs) – 15.2%
Agree Realty Corp	74,377	5,357,375
CapitaLand Integrated Commercial Trust	2,127,550	3,947,273
Federal Realty Investment Trust	60,262	6,074,410
Hammerson PLC	400,000	1,767,736
Japan Retail Fund Investment Corp	5,108	4,043,035
Link	586,100	2,610,579
Macerich Co	305,401	5,637,702
NetSTREIT Corp#	413,809	7,299,591
Scentre Group	1,967,987	5,494,497
Unibail-Rodamco-Westfield*	48,000	5,216,474
		47,448,672

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 17.3%
CubeSmart	195,759	$7,057,112
Digital Realty Trust Inc	93,590	14,479,309
Equinix Inc	21,289	16,310,780
Keppel DC	1,293,432	2,262,054
Public Storage	43,021	11,163,949
Safestore Holdings PLC	274,770	2,725,193
		53,998,397
Total Common Stocks (cost $275,613,913)		309,833,880
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $1,260,135)	1,259,757	1,260,135
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	2,365,834	2,365,834
Time Deposits – 0.2%
Royal Bank of Canada, 3.7000%, 1/2/26	$591,458	591,458
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,957,292)		2,957,292
Total Investments (total cost $279,831,340) – 100.7%		314,051,307
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(2,163,064)
Net Assets – 100%		$311,888,243

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$193,763,571	61.7%
Japan	30,419,729	9.7
Australia	17,408,181	5.5
United Kingdom	14,755,447	4.7
Hong Kong	13,504,164	4.3
Singapore	10,815,198	3.4
China	6,746,899	2.2
Germany	5,754,365	1.8
Belgium	5,378,418	1.7
France	5,216,474	1.7
Sweden	4,376,082	1.4
Spain	3,566,909	1.1
Netherlands	2,345,870	0.8
Total	$314,051,307	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$3,987,688	$33,933,950	$(36,661,793)	$290	$-	$1,260,135	1,259,757	$42,419
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	2,232,153	11,277,388	(11,143,707)	-	-	2,365,834	2,365,834	3,955 ∆
Total Affiliated Investments - 1.2%
	$6,219,841	$45,211,338	$(47,805,500)	$290	$-	$3,625,969	3,625,591	$46,374

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $2,345,870, which represents 0.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$-	$14,253,190	$-
Health Care Real Estate Investment Trusts (REITs)	41,770,658	2,847,876	-
Industrial Real Estate Investment Trusts (REITs)	23,036,247	13,307,851	-
Office Real Estate Investment Trusts (REITs)	6,057,605	5,137,803	-
Real Estate Management & Development	6,269,363	53,049,040	-
Residential Real Estate Investment Trusts (REITs)	29,175,792	3,625,135	-
Retail Real Estate Investment Trusts (REITs)	24,369,078	23,079,594	-
Specialized Real Estate Investment Trusts (REITs)	49,011,150	4,987,247	-
All Other	9,856,251	-	-
Investment Companies	-	1,260,135	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,957,292	-
Total Assets	$189,546,144	$124,505,163	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70228 02-26